Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Other Current Liabilities [Line Items]
Liability for UK tax leases (note 20)	$ (73,324,000)	$ 0
Deferred operating cost and charterhire revenue	(17,534,000)	(12,330,000)
Day 1 gain deferred revenue - current portion	(9,950,000)	(9,950,000)
Current portion of operating lease liability	(4,716,000)	(5,005,000)
Other	(6,186,000)	(12,509,000)
Other liabilities, current	(139,222,000)	(85,419,000)
Dividends payable to VIE	0	7,500,000
Interest Rate Swap
Other Current Liabilities [Line Items]
Mark-to-market interest rate swaps valuation	27,512,000	44,315,000
Mark-to-market exchange rate swaps valuation	27,512,000	44,315,000
Foreign Exchange Swaps
Other Current Liabilities [Line Items]
Mark-to-market interest rate swaps valuation	0	1,310,000
Mark-to-market exchange rate swaps valuation	$ 0	$ 1,310,000